UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04409

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Arizona Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance California Municipal Opportunities Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Connecticut Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Georgia Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Maryland Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Massachusetts Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Minnesota Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Missouri Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Municipal Opportunities Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance National Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance New Jersey Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance New York Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance North Carolina Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Ohio Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 9/30
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Oregon Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Pennsylvania Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 7/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance South Carolina Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Virginia Municipal Income Fund
(Exact name of registrant as specified in charter)
Two International Place, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 8/31
Date of reporting period: 7/1/22 - 6/30/23

--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/29/2023